Net Loss per Share - Computation of basic and diluted loss per share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss	$ (5,299,962)	$ (4,341,653)	$ (4,816,934)	$ (4,289,610)	$ (4,671,232)	$ (3,470,070)	$ (14,458,548)	$ (12,430,912)	$ (17,564,968)	$ (6,843,399)
Denominator
Weighted-average common shares outstanding, Basic	3,157,194			648,862			1,708,889	648,862	12,977,234	8,425,880
Weighted-average common shares outstanding, diluted	3,157,194			648,862			1,708,889	648,862
Net loss per share, Basic	$ (1.68)			$ (6.61)			$ (8.46)	$ (19.16)	$ (1.35)	$ (0.81)
Net loss per share, diluted	$ (1.68)			$ (6.61)			$ (8.46)	$ (19.16)